Segment Information - Schedule of Total Assets from Continuing Operations by Segments (Details) - Previously Reported [Member] - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Segment assets
Total segment assets	$ 21,760,461	$ 21,351,630
Property and equipment, net
Total property and equipment, net	171,644	222,266
Right-of-use assets, net
Total right-of-use assets, net	426,611	405,984
EXTEND [Member]
Segment assets
Total segment assets	281,829	386,047
Property and equipment, net
Total property and equipment, net
Right-of-use assets, net
Total right-of-use assets, net	105,800	27,335
Other subsidiaries [Member]
Segment assets
Total segment assets	21,478,632	20,965,583
Property and equipment, net
Total property and equipment, net	171,644	222,266
Right-of-use assets, net
Total right-of-use assets, net	$ 320,811	$ 378,649